Related parties and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The below table shows the outstanding balances with Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries in our Consolidated Balance Sheets, as well as our maximum exposure to losses:

Year ended December 31 (€, in millions)	2021	2022	Maximum exposure to loss
Advance payments included in Other assets	982.8	1,100.3	1,100.3
Advance payments included in Property, plant & equipment	82.1	70.0	70.0
Loan receivable	124.4	364.4	364.4
Investment agreement for 24.9% equity	892.5	923.6	923.6
Accounts payable	482.7	269.2	—
Cost to be paid included in Accrued and other liabilities	—	111.2	—
Our maximum exposure to loss related to our involvement in Carl Zeiss SMT Holding GmbH & Co. KG as a variable interest entity includes the carrying value of each of the assets, as well as the risk of any future operating losses of Carl Zeiss SMT Holding GmbH & Co. KG, which cannot be quantified.
The total purchases from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries are as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Total purchases	1,623.9	2,070.3	2,693.6